Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

(in KUSD)	Licenses	Software	Total
Cost
January 1, 2019	7,490	87	7,577
Additions	1,731	59	1,790
Exchange difference	—	1	1
December 31, 2019	9,221	147	9,368
Additions	1,923	85	2,008
Disposals	—	(65)	(65)
Exchange difference	—	1	1
December 31, 2020	11,144	168	11,312
Accumulated amortization
January 1, 2019	(853)	(50)	(903)
Amortization charge	—	(30)	(30)
Exchange difference	—	(1)	(1)
December 31, 2019	(853)	(81)	(934)
Amortization charge	—	(47)	(47)
Impairment charge	(216)	—	(216)
Disposals	—	65	65
Exchange difference	—	(1)	(1)
December 31, 2020	(1,069)	(64)	(1,133)

Net book amount
December 31, 2019	8,368	66	8,434
December 31, 2020	10,075	104	10,179
Amortization and impairment of intangible assets have been charged to the following categories in the Consolidated Statement of Operation:

(in KUSD)	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
R&D expenses	230	14	244
G&A expenses	33	16	8
	263	30	252